Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Cash flows from operating activities
Net loss	¥ (191,230)	$ (30,009)	¥ (5,604)	¥ (13,449)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation	5,233	821	6,257	3,479
Amortization	25,278	3,967	13,749	10,632
Goodwill impairment	51,971	8,155	336	0
Deferred income taxes	(4,333)	(680)	(740)	(9,322)
Share-based compensation	68,932	10,817	82,667	64,799
Non-cash operating lease expenses	0	0	4,805	0
Loss (gain) on disposals of assets, net	2,564	402	(2,918)	3,840
Changes in fair value of short-term investment	52,877	8,298	(35,527)	0
Others	9,646	1,514	2,167	1,408
Changes in operating assets and liabilities:
Amounts due from related parties	0	0	18,392	11,422
Accounts receivable	(134,193)	(21,058)	(97,246)	(112,386)
Prepayments and other current assets	5,295	831	(8,167)	(11,343)
Other non-current assets	(22,635)	(3,552)	(6,639)	(51,803)
Accounts payable	65,144	10,223	31,848	78,797
Accrued expenses and other current liabilities	31,755	4,983	(1,585)	12,682
Lease liabilities	(193)	(30)	(5,402)	0
Income taxes payable	(4,693)	(736)	(2,878)	15,142
Other non-current liabilities	7,689	1,207	17,595	13,726
Net cash provided by (used in) operating activities	(30,893)	(4,847)	11,110	17,624
Cash flows from investing activities
Purchase of short-term investments	(3,069,203)	(481,625)	(3,409,514)	(2,691,570)
Proceeds from sales of short-term investments	3,035,852	476,391	3,299,763	2,715,000
Proceeds from disposal of long-term investment	0	0	0	11,000
Acquisitions of businesses, net of cash acquired	(3,360)	(527)	(27,528)	(2,478)
Other investing activities	(11,820)	(1,854)	(2,190)	(1,015)
Purchase of property and equipment	(9,330)	(1,464)	(3,411)	(17,753)
Acquisitions of intangible assets	(71,402)	(11,205)	(58,982)	(21,868)
Proceeds from disposals of intangible assets	18,850	2,958	14,779	21,167
Net cash provided by (used in) investing activities	(110,413)	(17,326)	(187,083)	12,483
Cash flows from financing activities
Proceeds from short-term debt	213,468	33,498	151,000	116,000
Repayments of short-term debt	(136,000)	(21,341)	(222,550)	(45,800)
Proceeds from long-term debt	0	0	94	15,177
Repayments of long-term debt	(8,795)	(1,380)	(8,633)	(3,768)
Payments of deferred IPO costs	0	0	(10,979)	(1,059)
Proceeds from initial public offering	0	0	244,161	0
Net cash provided by financing activities	68,673	10,777	153,093	80,550
Effect of exchange rate changes on cash and restricted cash	(214)	(35)	(144)	(1,221)
Net increase (decrease) in cash and restricted cash	(72,847)	(11,431)	(23,024)	109,436
Cash and restricted cash, at the beginning of year	103,755	16,281	126,779	17,343
Cash and restricted cash, at the end of year	30,908	4,850	103,755	126,779
Supplemental disclosures of cash flow information:
Interest paid	6,169	968	8,139	5,935
Income tax paid	10,581	1,660	11,878	835
Supplemental disclosures of non-cash investing activities:
Cash consideration for business acquisition included in current liabilities	0	0	4,328	0
Non-cash consideration for business acquisition	0	0	19,252	0
Contingent consideration for business acquisition included in other non-current liabilities	0	0	2,900	0
Extinguishment of pre-existing receivables included in non-current assets as a result of business acquisition	0	0	0	11,165
Operating lease liabilities arising from obtaining right-of-use assets	9,118	1,431	37,256	0
Non-monetary acquired intangible assets	¥ 2,209	$ 347	¥ 9,177	¥ 0